Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Mar. 30, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

The following table presents the Company’s pay versus performance disclosure as required by the SEC. The “Compensation Actually Paid” portions of this table are calculated in accordance with SEC rules and include certain amounts that were not received during the respective fiscal year and may not be received in the future. The section of the proxy statement captioned, “Compensation Discussion and Analysis—Basis for Compensation Decisions” describes how the Compensation Committee links pay to performance.

							Value of Initial Fixed $100 Investment Based On:(6)
Year(1)	Summary Compensation Table Total for Ford(2)	Summary Compensation Table Total for White(2)	Compensation Actually Paid to Ford(3)	Compensation Actually Paid to White(4)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Total Shareholder Return	Peer Group Total Shareholder Return(7)	Net Income (in millions)	Adjusted Diluted EPS(8)

2024	$22,777,075	—	$24,767,687	—	$7,362,647	$7,713,265	$142	$147	$8,133	$4.67
2023	$23,268,171	—	$20,487,194	—	$6,232,663	$5,691,925	$136	$143	$5,723	$4.44
2022	$21,722,152	—	$8,014,859	—	$7,402,414	$2,903,667	$133	$140	$6,933	$5.34
2021	$24,914,886	—	$43,342,034	—	$9,267,772	$20,389,311	$167	$143	$7,071	$5.21
2020	$20,450,586	$19,828,384	$29,075,377	$38,385,988	$6,902,127	$10,929,581	$128	$113	$4,495	$3.65

Company Selected Measure Name			Adjusted Diluted EPS
Named Executive Officers, Footnote

(1)	The Principal Executive Officer (“PEO”) and named officers for the applicable years were as follows:
	●	2024: Robert B. Ford served as the Company’s PEO for the entirety of 2024. The Company’s other named officers for 2024 were: Philip P. Boudreau; Hubert L. Allen; Lisa D. Earnhardt; Daniel G. Salvadori; and Robert E. Funck, Jr.
	●	2023: Robert B. Ford served as the Company’s PEO for the entirety of 2023. The Company’s other named officers for 2023 were: Robert E. Funck, Jr.; Philip P. Boudreau; Hubert L. Allen; Lisa D. Earnhardt; and Daniel G. Salvadori.
	●	2022: Robert B. Ford served as the Company’s PEO for the entirety of 2022. The Company’s other named officers for 2022 were: Robert E. Funck, Jr.; Hubert L. Allen; Daniel G. Salvadori; and Andrea F. Wainer.
	●	2021: Robert B. Ford served as the Company’s PEO for the entirety of 2021. The Company’s other named officers for 2021 were: Robert E. Funck, Jr.; Hubert L. Allen; Daniel G. Salvadori; Andrea F. Wainer; and Miles D. White.
	●	2020: Mr. Ford served as President and Chief Operating Officer until his appointment to President and Chief Executive Officer (PEO), effective March 31, 2020, and Mr. White served as Chairman and Chief Executive Officer (PEO) prior to Mr. Ford’s March 31, 2020 appointment. The Company’s other named officers for 2020 were: Robert E. Funck, Jr.; Hubert L. Allen; John F. Ginascol; Daniel G. Salvadori; and Brian B. Yoor.

Peer Group Issuers, Footnote [Text Block]
(7)	The TSR Peer Group consists of the Standard & Poor’s 500 Health Care Index, an independently prepared index that includes companies in the healthcare industry.

Adjustment To PEO Compensation, Footnote
(3)	Amounts reported in this column are based on total compensation reported for Mr. Ford in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

		Ford
		2024	2023	2022	2021	2020
	Summary Compensation Table - Total Compensation(a)	$22,777,075	$23,268,171	$21,722,152	$24,914,886	$20,450,586
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	(185,753)	(2,894,207)	0	(2,429,795)	(3,901,036)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	400,203	369,300	551,654	482,954	261,019
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(d)	(16,454,034)	(14,874,249)	(17,399,594)	(17,379,272)	(11,248,988)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(e)	15,483,191	15,931,161	16,976,728	22,729,219	18,590,594
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(f)	601,245	365,421	(7,581,367)	10,936,340	4,960,074
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	1,833,529	(1,969,172)	(6,515,228)	3,865,474	(185,168)
+	Dividends paid on equity awards(h)	312,231	290,769	260,514	222,228	148,296
=	Compensation Actually Paid	$24,767,687	$20,487,194	$8,014,859	$43,342,034	$29,075,377
(4)	Amounts reported in this column are based on total compensation reported for Mr. White in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below. Mr. White was a named officer in 2021, and his 2021 compensation is included in the average compensation reported for the Company’s other named officers, as described in footnote 5 below.

		White 2020
	Summary Compensation Table - Total Compensation(a)	$19,828,384
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	(1,028,610)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	0
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(d)	(11,998,931)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(e)	19,829,982
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(f)	11,882,907
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(395,379)
+	Dividends paid on equity awards(h)	267,635
=	Compensation Actually Paid	$38,385,988

Non-PEO NEO Average Total Compensation Amount			$ 7,362,647	$ 6,232,663	$ 7,402,414	$ 9,267,772	$ 6,902,127
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,713,265	5,691,925	2,903,667	20,389,311	10,929,581
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	Amounts reported in this column are based on the average total compensation reported for the Company’s named officers other than the individuals serving as PEO in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

		Other NEOs Average(a)
		2024	2023	2022	2021	2020
	Summary Compensation Table - Total Compensation(b)	$7,362,647	$6,232,663	$7,402,414	$9,267,772	$6,902,127
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(c)	(239,056)	(618,518)	0	(503,651)	(1,590,997)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(d)	191,517	168,628	290,245	263,706	214,361
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(e)	(4,602,725)	(3,561,910)	(5,406,145)	(6,156,884)	(3,551,089)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(f)	4,331,148	3,820,883	5,274,761	8,052,203	5,868,700
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(g)	149,112	90,401	(2,269,110)	6,303,872	3,066,178
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(h)	439,849	(511,224)	(2,469,621)	3,050,194	(51,351)
+	Dividends paid on equity awards(i)	80,773	71,002	81,123	112,099	71,652
=	Compensation Actually Paid	$7,713,265	$5,691,925	$2,903,667	$20,389,311	$10,929,581

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
-	Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Cumulative TSR – In 2021, the compensation paid to Mr. Ford and the other named officers increased by 49% and 87%, respectively, compared to a TSR of 31%. In 2022, the compensation paid to Mr. Ford and the other named officers decreased by 82% and 86%, respectively, compared to a TSR of negative 21%. In 2023, the compensation paid to Mr. Ford and the other named officers increased by 156% and 96%, respectively, compared to a TSR of 2%. In 2024, the compensation paid to Mr. Ford and the other named officers increased by 20% and 36%, respectively, compared to a TSR of 5%. For 2020, the year in which Mr. Ford served as PEO for a portion of the year, the compensation paid to Mr. Ford was $29,075,377 compared to a TSR of 28%. For 2020, the year in which Mr. White served as PEO for a portion of the year, the compensation paid to Mr. White was $38,385,988 compared to a TSR of 28%.

Compensation Actually Paid vs. Net Income [Text Block]
-	Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Net Income – In 2021, the compensation paid to Mr. Ford and the other named officers increased by 49% and 87%, respectively, compared to a 57% increase in our net income. In 2022, the compensation paid to Mr. Ford and the other named officers decreased by 82% and 86%, respectively, compared to a 2.0% decrease in our net income. In 2023, the compensation paid to Mr. Ford and the other named officers increased by 156% and 96%, respectively, compared to a 17.5% decrease in our net income. In 2024, the compensation paid to Mr. Ford and the other named officers increased by 20% and 36%, respectively, compared to a 134.2% increase in our net income. For 2020, the year in which Mr. Ford served as PEO for a portion of the year, the compensation paid to Mr. Ford was $29,075,377 compared to our net income of $4.495 billion. For 2020, the year in which Mr. White served as PEO for a portion of the year, the compensation paid to Mr. White was $38,385,988 compared to our net income of $4.495 billion.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
-	Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Adjusted Diluted EPS Performance – In 2021, the compensation paid to Mr. Ford and the other named officers increased by 49% and 87%, respectively, compared to a 43% increase in our Adjusted Diluted EPS, as calculated per footnote 8 above. In 2022, the compensation paid to Mr. Ford and the other named officers decreased by 82% and 86%, respectively, compared to a 2.5% increase in our Adjusted Diluted EPS, as calculated per footnote 8 above. In 2023, the compensation paid to Mr. Ford and the other named officers increased by 156% and 96%, respectively, compared to a 16.9% decrease in our Adjusted Diluted EPS, as calculated per footnote 8 above. In 2024, the compensation paid to Mr. Ford and the other named officers increased by 20% and 36%, respectively, compared to a 5.2% increase in our Adjusted Diluted EPS, as calculated per footnote 8 above. For 2020, the year in which Mr. Ford served as PEO for a portion of the year, the compensation paid to Mr. Ford was $29,075,377 compared to our Adjusted Diluted EPS of $3.65, as calculated per footnote 8 above, over the same time horizon. For 2020, the year in which Mr. White served as PEO for a portion of the year, the compensation paid to Mr. White was $38,385,988 compared to our Adjusted Diluted EPS of $3.65, as calculated per footnote 8 above, over the same time horizon.

Total Shareholder Return Vs Peer Group [Text Block]
-	Relationship Between the Company’s TSR and the Peer Group TSR – The TSR for the peer group disclosed in footnote 7 of the table above increased by 3% in 2024, increased by 2% in 2023, decreased by 2% in 2022 and increased by 26% and 13% in 2021 and 2020, respectively as compared to the Company’s TSR which increased by 5% in 2024, increased by 2% in 2023, decreased by 21% in 2022 and increased by 31% and 28% during 2021 and 2020, respectively.

Tabular List [Table Text Block]

The following list includes the most important performance measures used to link the compensation of our named officers for the most recently completed fiscal year to Company performance and business strategy. Please see page 34 of the CD&A for additional detail.

●	Sales	●	Gross Margin
●	Diluted EPS	●	Total Shareholder Return
●	Return on Assets	●	Return on Equity
●	Free Cash Flow	●	Division Margin

Total Shareholder Return Amount							128	$ 167	$ 133	$ 136	$ 142
Peer Group Total Shareholder Return Amount							113	$ 143	$ 140	$ 143	$ 147
Net Income (Loss) Attributable to Parent			$ 8,133,000,000	$ 5,723,000,000	$ 6,933,000,000	$ 7,071,000,000	$ 4,495,000,000
Company Selected Measure Amount			4.67	4.44	5.34	5.21	3.65
PEO Name	White	Ford’s	Ford	Ford	Ford	Ford
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Diluted EPS
Non-GAAP Measure Description [Text Block]
(8)	Adjusted Diluted EPS is diluted earnings per common share from continuing operations excluding specified items, such as intangible amortization expense and various other costs including expenses related to restructuring actions or business acquisitions. As noted in the CD&A, for 2024, the Compensation Committee determined that Adjusted Diluted EPS continues to be viewed as a core driver of the Company’s performance and shareholder value creation.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Return on Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Gross Margin
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Total Shareholder Return
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name			Return on Equity
Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name			Division Margin
Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (239,056)	$ (618,518)	$ 0	$ (503,651)	$ (1,590,997)
Service Costs Under Defined Benefit And Actuarial Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			191,517	168,628	290,245	263,706	214,361
Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,602,725)	(3,561,910)	(5,406,145)	(6,156,884)	(3,551,089)
Fair Value At Fiscal Year Endof Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,331,148	3,820,883	5,274,761	8,052,203	5,868,700
Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			149,112	90,401	(2,269,110)	6,303,872	3,066,178
Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Grantedin Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			439,849	(511,224)	(2,469,621)	3,050,194	(51,351)
Dividends Paid On Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			80,773	71,002	81,123	112,099	71,652
Ford [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			22,777,075	23,268,171	21,722,152	24,914,886	20,450,586
PEO Actually Paid Compensation Amount			24,767,687	20,487,194	8,014,859	43,342,034	29,075,377
Ford [Member] | Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(185,753)	(2,894,207)	0	(2,429,795)	(3,901,036)
Ford [Member] | Service Costs Under Defined Benefit And Actuarial Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			400,203	369,300	551,654	482,954	261,019
Ford [Member] | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(16,454,034)	(14,874,249)	(17,399,594)	(17,379,272)	(11,248,988)
Ford [Member] | Fair Value At Fiscal Year Endof Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			15,483,191	15,931,161	16,976,728	22,729,219	18,590,594
Ford [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			601,245	365,421	(7,581,367)	10,936,340	4,960,074
Ford [Member] | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Grantedin Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,833,529	(1,969,172)	(6,515,228)	3,865,474	(185,168)
Ford [Member] | Dividends Paid On Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			312,231	290,769	260,514	222,228	148,296
White [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	0	0	0	19,828,384
PEO Actually Paid Compensation Amount			$ 0	$ 0	$ 0	$ 0	38,385,988
White [Member] | Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(1,028,610)
White [Member] | Service Costs Under Defined Benefit And Actuarial Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							0
White [Member] | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(11,998,931)
White [Member] | Fair Value At Fiscal Year Endof Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							19,829,982
White [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							11,882,907
White [Member] | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Grantedin Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(395,379)
White [Member] | Dividends Paid On Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							$ 267,635